Document And Entity Information	Mar. 27, 2024
Document Information [Line Items]
Entity, Registrant Name	ICC Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 27, 2024
Entity, Incorporation, State or Country Code	PA
Entity, File Number	1-38046
Entity, Tax Identification Number	81-3359409
Entity, Address, Address Line One	225 20th Street
Entity, Address, City or Town	Rock Island
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	61201
City Area Code	309
Local Phone Number	793-1700
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ICCH
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001681903